Investments (Tables)	12 Months Ended
Mar. 31, 2025
Investments [Abstract]
Schedule of Financial Information of Unconsolidated Entity

Summarized financial information of unconsolidated entity is as follows:

	March 31, 2025	March 31, 2024
Current assets	$87,473	$-
Noncurrent assets	156,615	-
Current liabilities	273,678	-
Noncurrent liabilities	-	-

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Net sales	$645,107	$-	$-
Gross profit	18,116	-	-
Loss from operations	(188,279)	-	-
Net loss	(187,758)	-	-